Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces similar information found under Footnote A under the heading "Operating Expenses" for VIP Index 500 in the "Fund Summary" section on page 18.

VIP Index 500	0.28%	4/18/97

The following information replaces the third paragraph found under the heading "Principal Investment Strategies" for VIP Growth Portfolio in the "Fund Details" section on page 21.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 24.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the fifth and sixth paragraphs under the heading "Fund Management" in the "Fund Services" section on page 28.

BT serves as a sub-adviser and the custodian for VIP Index 500. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser for the fund. The sub-adviser chooses VIP Index 500's investments and places orders to buy and sell the fund's investments.

BT and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. As of January 31, 2001, BT had approximately $221.2 billion in discretionary assets under management and as of December 31, 2000, DAMI had approximately $17.6 billion in discretionary assets under management.

VIPIC-01-06 December 29, 2001
1.483793.116

The following information replaces the biographical information for Barry Coffman, David Felman, Kevin Grant, Bart Grenier, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 29.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

John Avery is vice president and lead manager of VIP Balanced Portfolio, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

|

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2001
Prospectus

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 24.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman, Kevin Grant, Bart Grenier, and Beso Sikharulidze, respectively, found in the "Fund Management" section beginning on page 28.

John Avery is vice president and lead manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

VIPSC-01-06 December 29, 2001
1.483794.113

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

|

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2001
Prospectus

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 24.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces similar information found under the "Fund Management" section beginning on page 28.

For VIP Aggressive, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, and VIP Overseas, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The following information replaces the biographical information for David Felman, Beso Sikharulidze, Barry Coffman, Bart Grenier, Kevin Grant, and John Avery, respectively, found in the "Fund Management" section beginning on page 28.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Rajiv Kaul is manager of VIP Aggressive Growth, which he has managed since June 2001. Since joining Fidelity in 1996, Mr. Kaul has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

VIP2C-01-07 December 29, 2001
1.741913.108

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

John Avery is vice president and lead manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces the similar information found under the heading "Principal Investment Risks" beginning on page 22.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the biographical information for John Avery, Barry Coffman, David Felman and Bart Grenier, respectively, found in the "Fund Management" section on page 26.

John Avery is vice president and lead manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

Mark Notkin is vice president and manager of VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Tom Allen is manager of VIP Mid Cap, which he has managed since June 2001. Since joining Fidelity in 1995, Mr. Allen has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

VIPINDA-01-06 December 29, 2001
1.760098.105

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2001
Prospectus

The following information replaces the similar information found in the first three paragraphs under the heading "Principal Investment Risks" on page 21.

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information replaces the biographical information for John Avery, Barry Coffman, Kevin Grant, and Bart Grenier, respectively, found in the "Fund Management" section beginning on page 25.

John Avery is vice president and lead manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Mark Notkin is vice president and manager of Fidelity VIP High Income, which he has managed since October 2001. He also manages the high-yield portions of other Fidelity funds. Since joining Fidelity in 1994, Mr. Notkin has worked as a research analyst and manager.

Dick Habermann is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1968, Mr. Habermann has worked as a research analyst and manager.

Ford O'Neil is vice president and co-manager of VIP Asset Manager and VIP Asset Manager: Growth, vice president and manager of VIP Investment Grade Bond, and vice president of VIP Balanced and manager of its fixed-income investments, all of which he has managed since October 2001. He also manages other Fidelity funds. Since joining Fidelity in 1990, Mr. O'Neil has worked as a research analyst and manager.

VIPINMDA-01-04 December 29, 2001
1.764774.103

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS:

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III
AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND® PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, HIGH INCOME PORTFOLIO, INDEX 500 PORTFOLIO,
INVESTMENT GRADE BOND PORTFOLIO, MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
and OVERSEAS PORTFOLIO

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2001

Effective January 1, 2002, the "Money Market Insurance" paragraph on page 29 is no longer applicable.

Effective June 15, 2001, Ms. Johnson serves as a Trustee for Variable Insurance Products Fund III. The following information replaces similar information found in the "Trustees and Officers" section on page 79.

*ABIGAIL P. JOHNSON (39), Trustee (2001), is Senior Vice President of VIP Aggressive Growth (2001), VIP Asset Manager (2001), VIP Asset Manager Growth (2001), VIP Balanced (2001), VIP Contrafund (2001), VIP Dynamic Capital Appreciation (2001), VIP Equity-Income (2001), VIP Growth (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP High Income (2001), VIP Index 500 (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), VIP Money Market (2001), and VIP Overseas (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Management & Research (Far East) Inc. (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

Effective June 15, 2001 Mr. Pozen serves as a Member of the Advisory Board. The following information replaces similar information found in the "Trustees and Officers" section on page 80.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

The following information supplements information found in the "Trustees and Officers" section on page 81.

PHILLIP L. BULLEN (42) is Vice President of VIP Index 500 (2001) and VIP Overseas (2001). Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

The following information replaces similar information found in the "Trustees and Officers" section on page 81.

BART A. GRENIER (42) is Vice President of VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Equity-Income (2001), and VIP Growth & Income (2001). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000. He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and Group Leader of Fidelity's Asset Allocation Group (2000) and Fidelity's Income Growth Group (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

VIP/VIPII/VIPIIIB-01-03 December 29, 2001
1.483795.113

The following information replaces similar information found in the "Trustees and Officers" section on page 81.

ROBERT A. LAWRENCE (48) is Vice President of VIP High Income (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

The following information replaces similar information found in the "Trustees and Officers" section on page 81.

RICHARD A. SPILLANE, JR. (50) is Vice President of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Mid Cap and VIP Value. Mr. Spillane also serves as Vice President of certain Equity Funds. He is President and a Director of Fidelity Management & Research (U.K.) Inc. (2001) and Senior Vice President of FMR Co., Inc. (2001) and FMR (1997). Previously, Mr. Spillane served as Chief Investment Officer (Europe) for Fidelity International, Limited.

The following information supplements information found in the "Trustees and Officers" section on page 81.

STEPHEN M. DUFOUR (35) is Vice President of VIP Value (2001) and another fund advised by FMR. Prior to his current responsibilities, Mr. DuFour managed a variety of Fidelity funds.

The following information supplements information found in the "Trustees and Officers" section on page 81.

MARK J. NOTKIN (37) is Vice President of VIP Asset Manager (2001) and VIP Asset Manager: Growth (2001) and other funds advised by FMR. Prior to his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

The following information replaces the fourth footnote to the "Compensation Table" found in the "Trustees and Officers" section on page 84.

**** During the period from November 1, 2000 through March 28, 2001, Mr. Stavropoulos served as a Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund II. Effective March 29, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Variable Insurance Products Fund and Variable Insurance Products Fund II. Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board of Variable Insurance Products Fund III.

The following information replaces similar information found in the "Management Contracts" section on page 95.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond for the past two fiscal years are shown in the table below.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2000	$ 3,673,265
	1999	$ 4,234,234
VIP Asset Manager: Growth	2000	$ 179,238
	1999	$ 123,897
VIP Balanced	2000	$ 214,068
	1999	$ 188,556
VIP Investment Grade Bond	2000	$ 1,363,218
	1999	$ 1,527,431

The following information replaces similar information found in the "Description of the Trusts" section beginning on page 102.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund and VIP Mid Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Equity-Income, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth and VIP Growth Opportunities. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas in connection with repurchase agreement transactions.

BT is custodian of the assets of VIP Index 500. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, and VIP Mid Cap's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.